Equity Method Accounted Investees - Summarized Financial Information (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 MXN ($)
Equity Method Accounted Investees
Total current assets	$ 11,616			$ 230,718			$ 226,449
Total non-current assets	29,357			506,782			572,366
Total current liabilities	9,073			136,723			176,922
Total non-current liabilities	14,572			265,660			284,092
Total equity	17,328			335,117		$ 307,187	337,801			$ 325,751
Equity attributable to equity holders	13,471			262,601			262,604
Other comprehensive income	(765)	$ (14,932)		3,560		(7,321)
Total comprehensive income	1,019	19,811		41,238		(3,565)
Total comprehensive income attributable to equity holders	$ 576	11,175		32,423		$ (3,458)
Heineken investment
Equity Method Accounted Investees
Total current assets				222,653			227,481	€ 11,015	€ 9,578
Total non-current assets				912,929			854,803	41,391	39,272
Total current liabilities				281,141			293,050	14,190	12,094
Total non-current liabilities				396,489			336,543	16,296	17,056
Total equity				457,952			452,690	21,920	19,700
Equity attributable to equity holders				403,463			$ 403,765	€ 19,551	€ 17,356
Total revenue and other income		598,072	€ 28,866	555,269	€ 23,462
Total cost and expenses		509,333	24,583	449,171	18,979
Net income		62,965	3,039	83,662	3,535
Net income attributable to equity holders		55,568	2,682	78,668	3,324
Other comprehensive income		6,257	302	31,713	1,340
Total comprehensive income		69,222	3,341	115,375	4,875
Total comprehensive income attributable to equity holders		$ 62,965	€ 3,039	$ 107,968	€ 4,562

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3